Annual Total Returns [BarChart] - AMG River Road Long-Short Fund - CLASS N SHARES	Feb. 01, 2021
Bar Chart Table:
Annual Return 2012	9.58%
Annual Return 2013	17.95%
Annual Return 2014	(2.29%)
Annual Return 2015	0.17%
Annual Return 2016	4.36%
Annual Return 2017	8.88%
Annual Return 2018	(4.92%)
Annual Return 2019	22.25%
Annual Return 2020	0.08%